                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                       BBH Trust
BBH Real Return Fund
BBH International Equity Fund
BBH Core Select
BBH Broad Market Fund

               (Exact name of Registrant as specified in charter)

                                140 Broadway New York, NY  10005
                    (Address of principal executive offices)

                                Charles Schreiber, Principal Financial Officer,
BBH Trust, 140 Broadway New York, NY  10005
                                Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

	Principal
	Amount		Value

		U.S. TREASURY NOTES AND BONDS (92.8%)
	$47,918,200	1.625% , 1/15/2015[1]	$45,132,955
	19,247,740	1.875% , 7/15/2013[1]	18,641,744
	15,897,368	1.875% , 7/15/2015[1]	15,236,642
	24,237,304	2.00% , 7/15/2014[1]	23,542,372
	3,143,160	2.00% , 1/15/2016[1]	3,029,220
	29,351,876	2.00% , 1/15/2026[1]	27,368,335
	4,382,430	2.375% , 1/15/2017[1]	4,346,823
	25,671,464	2.375% , 1/15/2025[1]	25,368,618
	35,074,907	2.375% , 1/15/2027[1]	34,724,158
	32,888,618	2.50% , 7/15/2016[1]	33,027,375
	55,438,720	3.50% , 1/15/2011[1]	57,249,127
	2,574,340	3.625% , 1/15/2008[1]	2,565,893
	1,933,670	3.875% , 1/15/2009[1],2	1,958,596
	8,462,516	3.875% , 4/15/2029[1]	10,531,863
		Total U.S. Treasury Notes and Bonds	302,723,721
		(Identified cost $301,652,780)

		ASSET BACKED SECURITIES (7.9%)
	2,900,000	Advanta Business Card Master Trust 2005-C1 5.830%, 08/22/2011[3]	2,910,093
	2,660,000	Advanta Business Card Master Trust 2006-C1 5.800%, 10/20/2014[3]	2,679,522
	3,000,000	Bank of America Credit Card Trust 2006-C5 5.720%, 01/15/2016[3]	3,004,603
	853,502	Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1 6.200%, 07/25/2033[3]	854,641
	815,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2 5.600%, 05/25/2037[3]	760,624
	315,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2 5.620%, 05/25/2037[3]	291,966
	390,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2 5.670%, 05/25/2037[3]	354,047
	440,000	Countrywide Asset-Backed Certificates 2003-BC4 6.770%, 05/25/2033[3]	430,873
	2,312,765	Credit-Based Asset Servicing and Securitization CBO, Ltd. 6.180%, 06/25/2032[3],4	2,315,078
	170,000	Credit-Based Asset Servicing and Securitization LLC 2007-CB4 5.690%, 04/25/2037[3]	162,411
	325,000	Credit-Based Asset Servicing and Securitization LLC 2007-CB4 5.770%, 04/25/2037[3]	308,968
	1,403,073	Greenpoint Mortgage Funding Trust 2006-HE1 5.490%, 03/12/2037[3]	1,399,353
	885,000	GSAMP Trust 2006-HE7 5.690%, 10/25/2046[3]	793,774
	420,000	JPMorgan Mortgage Acquisition Corp. 2007-CH3 5.640%, 03/25/2037[3]	402,124
	215,000	JPMorgan Mortgage Acquisition Corp. 2007-CH3 5.690%, 03/25/2037[3]	204,692
	3,750,000	MBNA Credit Card Master Note Trust 2005-C1 5.730%, 10/15/2012[3]	3,775,526
	535,000	Merrill Lynch Mortgage Investors, Inc. 2004-WMC5 6.470%, 07/25/2035[3]	516,956
	315,000	Morgan Stanley ABS Capital I 2007-HE5 5.740%, 03/25/2037[3]	304,489
	185,000	Morgan Stanley ABS Capital I 2007-HE5 5.790%, 03/25/2037[3]	176,645
	165,000	Morgan Stanley ABS Capital I 2007-HE5 5.970%, 03/25/2037[3]	155,550
	872,342	Specialty Underwriting & Residential Finance 2003-BC3 6.920%, 08/25/2034[3]	874,382
	1,350,000	Structured Asset Investment Loan Trust 2005-2 6.000%, 03/25/2035[3]	1,319,747
	305,000	Structured Asset Investment Loan Trust 2005-11 5.960%, 01/25/2036[3]	245,813
	460,000	WAMU Asset-Backed Certificates 2007-HE3 5.700%, 05/25/2047[3]	439,975
	205,000	WAMU Asset-Backed Certificates 2007-HE3 5.820%, 05/25/2047[3]	195,004
	915,000	WAMU Asset-Backed Certificates 2007-HE3 6.370%, 05/25/2047[3]	809,664
		Total Asset Backed Securities	25,686,520
		(Identified cost $26,169,090)

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

	Principal
	Amount		Value
		CORPORATE BONDS (10.9%)
		AUTOMOTIVE (1.4%)
	$2,500,000	Daimler Financial North America LLC 4.875%, 06/15/2010	$2,449,050
	2,360,000	Toyota Motor Credit Corp. 4.824%, 02/05/2016[3]	2,221,492
			4,670,542
		BEVERAGE (0.0%)
	157,000	Coors Brewing Co. 6.375%, 05/15/2012	162,227

		ENTERTAINMENT (0.4%)
	€1,000,000	Carnival, Plc. 4.250%, 11/27/2013	1,312,189

		FINANCE (4.2%)
	$2,500,000	iStar Financial, Inc. 5.700%, 09/15/2009[3]	2,504,150
	2,000,000	Merrill Lynch & Co., Inc. 3.734%, 03/02/2009[3]	1,914,400
	500,000	Redwood Capital IX, Ltd. 7.760%, 01/09/2008[3],4	501,400
	9,157,000	SLM Corp. 4.690%, 01/31/2014[3]	7,366,349
	1,360,000	Vita Capital, Ltd. 6.760%, 01/01/2010[3],4	1,365,562
			13,651,861
		FOREST PRODUCTS & PAPER (0.2%)
	608,000	International Paper Co. 5.850%, 10/30/2012	605,567

		INDUSTRIAL (0.4%)
	1,250,000	Embraer Overseas, Ltd. 6.375%, 01/24/2017	1,220,375

		INSURANCE (0.6%)
	1,978,000	Allstate Life Global Funding Trust 3.620%, 03/01/2010[3]	1,843,753

		MEDIA (1.0%)
	2,500,000	COX Communications, Inc. 7.125%, 10/01/2012	2,608,897
	555,000	Time Warner Cable, Inc. 5.850%, 05/01/2017[4]	535,235
			3,144,132
		OIL & GAS (0.3%)
	1,250,000	GAZ Capital 6.212%, 11/22/2016[4]	1,186,000

		TELECOMMUNICATIONS (2.4%)
	2,500,000	Sprint Capital Corp. 7.625%, 01/30/2011	2,628,503
	2,500,000	Telecom Italia Capital SA 6.200%, 07/18/2011	2,521,495
	2,500,000	Time Warner, Inc. 6.875%, 05/01/2012	2,609,570
			7,759,568
		Total Corporate Bonds	35,556,214
		(Identified cost $37,760,071)

		FOREIGN GOVERNMENT BOND (0.6%)
	1,791,000	Russian Federation 7.500%, 03/31/2030[4]	1,962,220
		Total Foreign Government Bond	1,962,220
		(Identified cost $1,972,256)

		SHORT-TERM INVESTMENTS (7.1%)
	11,700,000	RaboBank USA Financial 5.321%, 08/01/2007	11,700,000
	11,700,000	Societe Generale 5.341%, 08/01/2007	11,700,000
		Total Short-Term Investments
		(Identified cost $ 23,400,000)	23,400,000

TOTAL INVESTMENTS (Identified cost $390,954,197)[5]		119.3%	$389,328,675
LIABILITIES IN EXCESS OF OTHER ASSETS		(19.3)	(63,116,138)
NET ASSETS		100.0%	$326,212,537

	1	Inflation Protected Security.
	2	Security held as collateral on futures contracts.
	3	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents
	the July 31, 2007 coupon rate.
	4	Securities exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold. In transactions exempt
	from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at July 31, 2007 was $7,865,495 or 2.41% of net assets.

	5
The aggregate cost for federal income tax purposes is $390,954,197, the aggregate gross unrealized appreciation is $3,227,181, and the aggregate  gross unrealized depreciation is $4,852,703, resulting in net unrealized depreciation of $1,625,522.

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

Securities with an aggregate market value of $69,219,515 have been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

Repurchase
Counter-Party Rate Date Security Value
Barclays 5.18% 08/30/2007 U.S. Treasury Notes TIPS 2.500%, 07/15/2016 $25,819,515
Barclays 5.20% 09/10/2007 U.S. Treasury Notes TIPS 3.500%, 01/15/2011 $43,400,000

A summary of obligations under open forward foreign currency exchange contracts outstanding at July 31, 2007 is as follows:

Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
Buy Contract:
Euro settling 08/30/07 1,296,563 1,296,564 $1,296,564

Sell Contract:
Euro settling 08/30/07 (1,303,137) (1,303,137) (1,303,137)
_$(6,573)_

A summary of obligations under open futures contracts at July 31, 2007 is as follows:

Expiration Base Contract Unrealized
Position Date Contracts Note/Bond Value Depreciation
Long 12/2008 150 90 Day Euro$ $35,679,375 $(33,750)
Long 03/2009 165 90 Day Euro$ $39,228,750 $(52,937)
Short 09/2007 (210) U.S. 2Yr Treasury Note $(42,817,967) $(218,908)
Short 09/2007 (1,240) U.S. 5Yr Treasury Note $(129,756,605) $(1,024,645)
_$(1,330,240)

As of July 31, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

At July 31, 2007, the Fund had the following open swap agreements:

			Amount Due
Notional			from (to) Broker
Amount	Description		at Value

GBP	7,760,000	Agreement with JP Morgan terminating 03/13/17 to pay a fixed rate of 5.170% interest and receive the 6 months LIBOR paid semi-annually.	$ 767,598

JPY	1,320,700,000	Agreement with JP Morgan terminating 03/13/12 to pay a fixed rate of 1.295% interest and receive the 6 months Yen LIBOR paid semi-annually.	(98,747)

SEK	132,500,000	Agreement with Goldman Sachs terminating 03/13/12 to pay a fixed rate of 4.1175% interest and receive the 3 months STIBOR paid quarterly.	(348,897)

	$4,300,000	Agreement with JP Morgan to receive 0.370% interest in exchange for providing protection against default on a bond from Lehman Brothers FSB.	(90,115)

	115,000,000	Agreement with Lehman Brothers terminating 10/19/11 to pay a fixed rate of 5.176% interest and receive the 3 months U.S. Treasury rate paid quarterly.	(195,500)

	8,000,000	Agreement with Goldman Sachs terminating 06/20/14 to pay 2.120% interest in exchange for receiving protection against default on a bond from SLM Corp.	579,207

	20,000,000	Agreement with Barclays terminating 09/22/08 to pay a fixed rate of 2.930% interest and to receive the United Kingdom Retail Price Index.	467,148

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

	10,000,000	Agreement with Goldman Sachs terminating 08/04/16 to pay a fixed rate of 3.017% interest and receive the United Kingdom Retail Price Index.	$ (387,996)

	34,500,000	Agreement with JP Morgan to receive 0.350% interest in exchange for providing protection against default on an index of 125 North American Investment Grade Corporate Entities.	(519,922)

	7,000,000	Agreement with JP Morgan to pay 0.500% interest in exchange for receiving protection against default on a bond from Waste Management, Inc.	(17,529)

	4,300,000	Agreement with JP Morgan to receive 0.280% interest in exchange for providing protection against default on a bond from Morgan Stanley.	(91,481)

	850,000	Agreement with Lehman Brothers to pay 0.510% interest in exchange for receiving protection against default on a bond from Century Tel.	8,644

	850,000	Agreement with Lehman Brothers to pay 0.560% interest in exchange for receiving protection against default on a bond from Murphy Oil.	12,649

	850,000	Agreement with Lehman Brothers to pay 0.370% interest in exchange for receiving protection against default on a bond from Marriot Intl.	5,536

	4,300,000	Agreement with Lehman Brothers to receive 0.390% interest in exchange for providing protection against default on a bond issued by Bear Stearns Cos.	(107,519)

	50,000,000	Agreement with Lehman Brothers terminating 08/01/07 to pay the change in the Lehman CMBS Investment Grade 8.5 year + index on maturity date.	(1,323,810)

	5,350,000	Agreement with Lehman Brothers to pay 0.155% interest in exchange for receiving protection against default on a bond issued by Citigroup.	59,017

	5,350,000	Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving protection against default on a bond issued by Wachovia Bank.	54,220

	4,300,000	Agreement with Lehman Brothers to receive 0.640% interest in exchange for providing protection against default on a bond issued by Countrywide Financial Corp.	(150,215)

	4,300,000	Agreement with Lehman Brothers to receive 0.280% interest in exchange for providing protection against default on a bond issued by Goldman Sachs.	(92,256)

	5,350,000	Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving protection against default on a bond issued by Bank of America.	55,605

	5,350,000	Agreement with Lehman Brothers to pay 0.165% interest in exchange for receiving protection against default on a bond issued by American Express.	52,163

			$(1,362,200)
		LIBOR - London Interbank Offered Rate
		STIBOR - Stockholm Interbank Offered Rate

As of July 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
€ - Euro
GBP – British Pound
JPY – Japanese Yen
SEK – Swedish Krona

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/07.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

Shares			Value
	COMMON STOCKS (98.6%)
	AUSTRALIA (7.6%)
	CONSUMER STAPLES
1,438,965	Foster's Group, Ltd.		$7,264,640
	ENERGY
302,000	Woodside Petroleum, Ltd.		11,082,509
	FINANCE
370,000	Lend Lease Corp., Ltd.		5,885,850
291,032	National Australia Bank, Ltd.		9,534,221
			15,420,071
	INDUSTRIALS
107,312	Wesfarmers, Ltd.[1]		3,557,929
	MATERIALS
565,251	Amcor, Ltd.		3,313,269
	TELECOMMUNICATION SERVICES
2,614,649	Telstra Corp.		10,264,011
	Total Australia		50,902,429

	BELGIUM (1.0%)
	FINANCE
168,566	Fortis[1]		6,721,607
	Total Belgium		6,721,607

	FINLAND (1.5%)
	MATERIALS
210,045	UPM-Kymmene Oyj		4,679,745
	TELECOMMUNICATION SERVICES
190,000	Nokia Oyj		5,447,313
	Total Finland		10,127,058

	FRANCE (11.3%)
	CONSUMER DISCRETIONARY
71,306	Renault SA		10,288,871
	CONSUMER STAPLES
85,485	Carrefour SA		6,110,175
62,000	L'Oreal SA		7,103,380
			13,213,555
	DIVERSIFIED OPERATIONS
58,000	LVMH Moet Hennessy Louis Vuitton SA		6,496,207
	ENERGY
230,211	Total SA		18,249,621
	FINANCE
48,464	Societe Generale		8,317,467
	INDUSTRIALS
66,327	Compagnie de Saint-Gobain[1]		7,408,320
	MEDIA
179,000	Societe Television Francaise		6,003,561
	TELECOMMUNICATION SERVICES
224,855	France Telecom SA		6,049,762
	Total France		76,027,364

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	GERMANY (3.0%)
	MATERIALS
59,812	Bayer AG		$4,227,299
	TELECOMMUNICATION SERVICES
353,001	Deutsche Telekom AG		6,055,265
	UTILITIES
91,350	RWE AG		9,669,028
	Total Germany		19,951,592

	HONG KONG (6.3%)
	DIVERSIFIED OPERATIONS
670,000	Hutchison Whampoa, Ltd.		7,137,800
	ENERGY
9,000,000	CNOOC, Ltd.		10,715,693
	FINANCE
948,000	Wharf Holdings, Ltd.		3,913,773
	TELECOMMUNICATION SERVICES
360,000	China Mobile, Ltd.		4,146,761
	UTILITIES
820,000	CLP Holdings, Ltd.		5,521,222
2,772,000	Hong Kong & China Gas Co.		6,416,647
875,000	Hong Kong Electric Holdings		4,340,538
			16,278,407
	Total Hong Kong		42,192,434

	ITALY (2.6%)
	FINANCE
1,515,326	Intesa Sanpaolo SpA		11,428,043
725,292	UniCredito Italiano SpA		6,150,486
			17,578,529
	Total Italy		17,578,529

	JAPAN (28.1%)
	CONSUMER DISCRETIONARY
138,000	Denso Corp.		5,165,567
144,000	Honda Motor Co., Ltd.		5,176,020
111,400	Toyota Motor Corp.		6,702,705
			17,044,292
	CONSUMER STAPLES
197,500	Hoya Corp.		6,252,402
144,000	Ito En, Ltd.[1]		4,381,977
285,000	Kao Corp.		7,812,985
43,000	Shimamura Co., Ltd.		4,149,625
			22,596,989
	FINANCE
113,000	Aeon Mall Co., Ltd.		3,403,362
135,000	Daito Trust Construction Co., Ltd.		6,664,207
336,400	Millea Holdings, Inc.		13,250,502
220,000	Mitsubishi Estate Co., Ltd.		5,559,320
550	Mitsubishi UFJ Financial Group, Inc.		5,838,472
			34,715,863
	HEALTH CARE
247,800	Astellas Pharma, Inc.		10,110,064
152,000	Eisai Co., Ltd.		6,375,584
213,400	Takeda Pharmaceutical Co., Ltd.		13,854,818
			30,340,466

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	INDUSTRIALS
106,600	Advantest Corp.		$4,130,778
160,000	Daikin Industries, Ltd.		6,205,775
72,000	Fanuc, Ltd.		7,775,546
35,600	Hirose Electric Co., Ltd.		4,376,242
30,450	Keyence Corp.		6,514,001
65,000	Murata Manufacturing Co., Ltd.		4,832,515
101,000	Secom Co., Ltd.		4,421,551
652	West Japan Railway Co.		2,934,798
			41,191,206
	INFORMATION TECHNOLOGY
295,800	Canon, Inc.		15,628,046
63,500	Rohm Co., Ltd.		5,355,746
			20,983,792
	MATERIALS
110,400	Nitto Denko Corp.		5,766,353
91,000	Shin-Etsu Chemical Co., Ltd.		6,699,465
			12,465,818
	TELECOMMUNICATION SERVICES
652	KDDI Corp.		4,313,334
3,300	NTT DoCoMo, Inc.		4,555,664
			8,868,998
	Total Japan		188,207,424

	NETHERLANDS – (3.5%)
	CONSUMER DISCRETIONARY
374,988	Reed Elsevier NV		6,892,300
	CONSUMER STAPLES
134,000	Heineken Holding NV		7,227,680
	FINANCE
214,560	ING Groep NV		9,096,388
	Total Netherlands		23,216,368

	NEW ZEALAND (0.6%)
	TELECOMMUNICATION SERVICES
1,070,914	Telecom Corp. of New Zealand, Ltd.[1]		3,746,544
	Total New Zealand		3,746,544

	SINGAPORE (1.8%)
	FINANCE
450,000	DBS Group Holdings, Ltd.		6,758,104
90,000	Jardine Matheson Holdings, Ltd.		2,165,021
588,200	Oversea-Chinese Banking Corp., Ltd.		3,488,414
			12,411,539
	Total Singapore		12,411,539

	SOUTH AFRICA (0.6%)
	ENERGY
101,037	Sasol, Ltd.		3,851,171
	Total South Africa		3,851,171

	SPAIN (4.6%)
	CONSUMER DISCRETIONARY
54,000	Inditex SA		3,244,511

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	SPAIN (continued)
	FINANCE
464,841	Banco Santander Central Hispano SA		$8,734,482
	TELECOMMUNICATION SERVICES
529,618	Telefonica SA		12,392,852
	UTILITIES
121,555	Iberdrola SA		6,761,618
	Total Spain		31,133,463

	SWEDEN (1.4%)
	CONSUMER DISCRETIONARY
83,398	Hennes & Mauritz AB		4,841,309
	TELECOMMUNICATION SERVICES
1,300,000	Telefonaktiebolaget LM Ericsson		4,887,307
	Total Sweden		9,728,616

	SWITZERLAND (3.4%)
	CONSUMER STAPLES
17,100	Nestle SA		6,530,952
	HEALTH CARE
299,652	Novartis AG		16,182,380
	Total Switzerland		22,713,332

	TAIWAN (0.9%)
	ELECTRONICS
246,170	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		2,498,626
	TELECOMMUNICATION SERVICES
216,271	Chunghwa Telecom Co., Ltd. ADR		3,585,773
	Total Taiwan		6,084,399

	UNITED KINGDOM (20.4%)
	CONSUMER DISCRETIONARY
485,360	Compass Group, Plc.		3,281,537
499,590	GKN, Plc.		3,869,320
1,200,000	Kingfisher, Plc.		5,190,070
			12,340,927
	CONSUMER STAPLES
98,637	Reckitt Benckiser, Plc.		5,294,436
770,000	Tesco, Plc.		6,338,511
327,314	Unilever, Plc.		10,213,889
810,000	WM Morrison Supermarkets, Plc.		4,928,568
			26,775,404
	ENERGY
1,050,762	BG Group, Plc.		17,198,606
1,236,629	BP, Plc.		14,393,752
208,581	Royal Dutch Shell, Plc.		8,194,677
			39,787,035
	FINANCE
210,391	Aviva, Plc.		2,922,404
492,841	HBOS, Plc.		9,679,378
789,216	Lloyds TSB Group, Plc.		8,874,463
637,980	Royal Bank of Scotland Group, Plc.		7,652,873
			29,129,118
	HEALTH CARE
655,741	GlaxoSmithKline, Plc.		16,768,037
	MATERIALS
62,000	Rio Tinto, Plc.		4,486,033
	UTILITIES
1,000,000	Centrica, Plc.		7,240,148
	Total United Kingdom		136,526,702

	TOTAL COMMON STOCKS (Identified cost $483,440,998)		661,120,571

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

Principal
Amount			Value
	SHORT-TERM INVESTMENTS – (6.0%)
$25,896,412	Brown Brothers Investment Trust Securities
	Lending Fund [2]		$25,896,412
14,800,000	HSBC Bank USA 5.125%, 8/01/07		14,800,000
	TOTAL SHORT-TERM INVESTMENTS (Identified cost $40,696,412)		40,696,412

TOTAL INVESTMENTS (Identified cost $524,137,410)[3]		104.6%	$701,816,983
LIABILITIES IN EXCESS OF OTHER ASSETS		(4.6)	(31,031,981)
NET ASSETS		100.0%	$670,785,002

[1] Security, or a portion thereof, on loan.
[2] Affiliated Issuer.
[3] The aggregate cost of federal income tax purposes is $524,137,410, the aggregate gross unrealized appreciation is $196,400,388, and the aggregate gross unrealized depreciation is $18,720,815, resulting in net unrealized appreciation of $177,679,573 .

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/07.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

	Shares			Value
		COMMON STOCKS (93.8%)
		CONSUMER DISCRETIONARY (15.7%)
	72,975	Bed, Bath & Beyond, Inc.[1]		$2,527,854
	114,650	Comcast Corp. (Class A)[1]		3,011,855
	184,175	Liberty Global, Inc. (Series C)[1]		7,337,532
	86,625	Viacom, Inc. (Class B)[1]		3,317,738
		Total Consumer Discretionary		16,194,979

		CONSUMER STAPLES (20.3%)
	88,275	Cadbury Schweppes, Plc. ADR		4,389,916
	38,100	Coca-Cola Co.		1,985,391
	64,190	Costco Wholesale Corp.		3,838,562
	47,475	Nestle SA ADR		4,586,147
	30,050	PepsiCo, Inc.		1,971,881
	90,654	Wal-Mart Stores, Inc.		4,165,551
		Total Consumer Staples		20,937,448

		ENERGY (8.1%)
	75,400	Occidental Petroleum Corp.		4,276,688
	23,650	Suncor Energy, Inc.		2,139,615
	35,375	XTO Energy, Inc.		1,928,999
		Total Energy		8,345,302

		FINANCIALS (16.3%)
	74,050	AFLAC, Inc.		3,859,486
	59	Berkshire Hathaway, Inc. (Class A)[1]		6,490,000
	81,375	Chubb Corp.		4,102,114
	39,800	Freddie Mac		2,279,346
		Total Financials		16,730,946

		HEALTH CARE (5.5%)
	41,450	Amgen, Inc.[1]		2,227,523
	63,000	Novartis AG ADR		3,398,850
		Total Health Care		5,626,373

		INDUSTRIALS (4.9%)
	133,625	Waste Management, Inc.		5,081,759
		Total Industrials		5,081,759

		INFORMATION TECHNOLOGY (18.9%)
	163,265	Dell, Inc.[1]		4,566,522
	148,125	First Data Corp.		4,708,894
	189,463	Microsoft Corp.		5,492,532
	235,775	Western Union Co.		4,703,711
		Total Information Technology		19,471,659

		MATERIALS (4.1%)
	54,575	Praxair, Inc.		4,181,537
		Total Materials		4,181,537

		TOTAL COMMON STOCKS (Identified cost $81,900,614)		96,570,003

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)

	Principal
	Amount			Value

		SHORT-TERM INVESTMENT (4.4%)
	$4,500,000	U.S. Treasury Bill 4.666% 08/16/07		$4,490,815
		TOTAL SHORT-TERM INVESTMENT (Identified cost $4,491,281)		4,490,815

TOTAL INVESTMENTS (Identified cost $86,391,895)[2]			98.2%	$101,060,818
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.8	1,869,394
NET ASSETS			100.0%	$102,930,212

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $86,391,895, the aggregate gross unrealized
	appreciation is $16,739,192, and the aggregate gross unrealized depreciation is $2,070,269, resulting in
	net unrealized appreciation of $14,668,923.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/07.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

ASSET BACKED SECURITIES (19.5%)
$2,220,000	Advanta Business Card Master Trust 2005-C1[1]	08/22/11	5.830%	$2,227,726
1,370,000	Advanta Business Card Master Trust 2006-C1[1]	10/20/14	5.800	1,380,055
650,000	Advanta Business Card Master Trust 2007-D1A1,2	01/22/13	6.720	650,160
2,500,000	Banc of America Securities Auto Trust 2006-G1	12/20/10	5.170	2,502,099
850,000	Capital One Auto Finance Trust 2005-BSS	12/15/10	4.480	843,091
1,275,000	Capital One Auto Finance Trust 2006-A	11/15/10	5.330	1,274,687
1,030,000	Capital One Multi-Asset Execution Trust 2003-B5	10/15/10	4.790	1,016,439
1,500,000	Capital One Multi-Asset Execution Trust 2006-A6	02/18/14	5.300	1,508,478
3,000,000	Capital One Multi-Asset Execution Trust 2006-A7[1]	03/17/14	5.350	2,999,971
2,165,000	Carmax Auto Owner Trust 2007-2	11/15/12	5.270	2,166,979
645,893	Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1[1]	07/25/33	6.200	646,755
2,500,000	Chase Issuance Trust 2005-A5[1]	02/15/12	5.631	2,500,887
1,020,000	Citibank Credit Card Issuance Trust 2002-C2	02/18/14	6.950	1,073,174
2,400,000	Citibank Credit Card Issuance Trust 2006-A4	05/10/13	5.450	2,420,784
620,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2[1]	05/25/37	5.600	578,634
245,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2[1]	05/25/37	5.620	227,084
300,000	Citigroup Mortgage Loan Trust, Inc. 2007-AHL2[1]	05/25/37	5.670	272,344
226,873	Countrywide Asset-Backed Certificates 2004-S1	03/25/20	3.872	223,331
32,012	Countrywide Asset-Backed Certificates 2004-12[1]	12/25/30	4.022	31,888
162,732	Countrywide Asset-Backed Certificates 2004-13[1]	02/25/31	3.989	161,706
335,000	Countrywide Asset-Backed Certificates 2003-BC4[1]	05/25/33	6.770	328,051
93,988	Countrywide Home Equity Loan Trust 2004-N1	02/15/34	5.600	94,029
191,961	Countrywide Home Equity Loan Trust 2004-O1	02/15/34	5.600	191,985
121,246	Countrywide Home Equity Loan Trust 2004-Q1	12/15/33	5.620	120,917
994,489	Credit-Based Asset Servicing and Securitization CBO, Ltd.[2]	06/25/32	6.080	994,489
273,982	Credit-Based Asset Servicing and Securitization LLC 2003-CB3	12/25/32	2.879	267,523
427,366	Credit-Based Asset Servicing and Securitization LLC 2006-CB3[1]	03/25/36	5.380	427,352
120,000	Credit-Based Asset Servicing and Securitization LLC 2007-CB4[1]	04/25/37	5.690	114,643
225,000	Credit-Based Asset Servicing and Securitization LLC 2007-CB4[1]	04/25/37	5.770	213,901
470,100	Daimler Chrysler Auto Trust 2003-B	03/09/09	2.860	469,800
701,536	Greenpoint Mortgage Funding Trust 2006-HE1[1]	03/12/37	5.490	699,677
470,034	GS Auto Loan Trust 2005-1	05/17/10	4.450	467,725
660,000	GSAMP Trust 2006-HE7[1]	10/25/46	5.690	591,967
310,000	JPMorgan Mortgage Acquisition Corp. 2007-CH3[1]	03/25/37	5.640	296,806
155,000	JPMorgan Mortgage Acquisition Corp. 2007-CH3[1]	03/25/37	5.690	147,569
324,054	Marriott Vacation Club Owner Trust 2006-2A2	10/20/28	5.362	321,476
2,800,000	MBNA Credit Card Master Note Trust 2005-A1	09/15/10	4.200	2,780,991
2,000,000	MBNA Credit Card Master Note Trust 2006-C3[1]	10/15/13	5.610	2,001,360
385,000	Merrill Lynch Mortgage Investors, Inc. 2004-WMC5[1]	07/25/35	6.470	372,015
220,000	Morgan Stanley ABS Capital I 2007-HE5[1]	03/25/37	5.740	212,659
130,000	Morgan Stanley ABS Capital I 2007-HE5[1]	03/25/37	5.790	124,129
115,000	Morgan Stanley ABS Capital I 2007-HE5[1]	03/25/37	5.970	108,414
64,050	Morgan Stanley Auto Loan Trust 2004-HB1	10/15/11	2.880	63,978
598,717	Navistar Financial Corp. Owner Trust 2004-A	03/15/11	2.590	591,081
1,400,000	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	1,403,406
835,129	Residential Asset Securities Corp. 2006-EMX4[1]	06/25/36	5.360	835,099
667,964	Specialty Underwriting & Residential Finance 2003-BC3[1]	08/25/34	6.920	669,527
980,000	Structured Asset Investment Loan Trust 2005-2[1]	03/25/35	6.000	958,038
544,465	Structured Asset Investment Loan Trust 2005-8[1]	10/25/35	5.450	544,452
240,000	Structured Asset Investment Loan Trust 2005-11[1]	01/25/36	5.960	193,426
730,597	Triad Auto Receivables Owner Trust 2004-A	09/13/10	2.500	711,087
2,400,000	UPFC Auto Receivables Trust 2006-A	05/15/12	5.490	2,408,110
5,900,000	USAA Auto Owner Trust 2005-1	11/15/11	4.130	5,833,550
330,000	WAMU Asset-Backed Certificates 2007-HE3[1]	05/25/47	5.700	315,635
145,000	WAMU Asset-Backed Certificates 2007-HE3[1]	05/25/47	5.820	137,930
660,000	WAMU Asset-Backed Certificates 2007-HE3[1]	05/25/47	6.370	584,020

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

ASSET BACKED SECURITIES (continued)
$1,110,000	Washington Mutual Master Note Trust 2006-M1A1,2	08/15/13	5.410%	$1,110,000
Total Asset Backed Securities
(Identified cost $52,746,522)	52,413,089

COLLATERALIZED MORTGAGE BACKED SECURITIES (5.3%)
1,350,000	Bear Stearns Commercial Mortgage Securities 2006-PW11[1]	03/11/39	5.576	1,347,942
910,000	Bear Stearns Commercial Mortgage Securities 2006-PW14	12/11/38	5.201	862,815
1,500,000	Bear Stearns Commercial Mortgage Securities 2006-T22[1]	04/12/38	5.466	1,501,312
2,300,000	Credit Suisse Mortgage Capital Certificates 2006-C5	12/15/39	5.311	2,196,173
1,730,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17	12/12/43	5.429	1,667,601
2,100,000	Merrill Lynch Mortgage Trust 2006-C1[1]	05/12/39	5.798	2,108,678
884,019	Morgan Stanley Capital I 2006-HQ8	03/12/44	5.124	878,660
1,400,000	Morgan Stanley Capital I 2006-T21	10/12/52	5.090	1,382,893
164,448	Residential Asset Mortgage Products, Inc. 2004-RS7	07/25/28	4.450	163,566
44,451	Residential Asset Securities Corp.2004-KS11[1]	12/25/34	5.590	44,458
2,200,000	Wachovia Bank Commercial Mortgage Trust 2006-C25[1]	05/15/43	5.684	2,208,589
Total Collateralized Mortgage Backed Securities
(Identified cost $14,650,041)	14,362,687

CORPORATE BONDS (34.0%)
AGRICULTURE (0.3%)
210,000	Altria Group, Inc.	07/01/08	7.650	213,795
550,000	Reynolds American, Inc.	07/15/15	7.300	550,820
764,615

AUTO MANUFACTURERS (0.8%)
1,090,000	DaimlerChrysler NA Holding Corp.	01/15/08	4.750	1,085,322
845,000	DaimlerChrysler NA Holding Corp.	06/15/10	4.875	827,779
100,000	DaimlerChrysler NA Holding Corp.	11/15/13	6.500	102,466
2,015,567

BANKING (0.4%)
600,000	Korea Development Bank	03/02/09	3.875	586,267
585,000	Popular North America, Inc.	10/01/08	3.875	572,469
1,158,736

BEVERAGES (1.6%)
325,000	Cerveceria Nacional Dominicana[2]	03/27/14	8.000	321,750
1,000,000	Cia Brasileira de Bebidas	09/15/13	8.750	1,124,256
31,000	Coors Brewing Co.	05/15/12	6.375	32,032
1,470,000	Diageo Finance BV	04/01/13	5.500	1,461,649
1,275,000	Molson Coors Capital Finance ULC	09/22/10	4.850	1,253,495
4,193,182

COMMERCIAL SERVICES (0.6%)
740,000	Centex Corp.	02/01/11	7.875	760,895
980,000	Western Union Co.	11/17/11	5.400	965,210
1,726,105

COSMETICS / PERSONAL CARE (0.6%)
435,000	Estee Lauder Cos., Inc.	05/15/17	5.550	428,517
1,275,000	Procter & Gamble Co.	03/05/37	5.550	1,204,332
1,632,849

DIVERSIFIED FINANCIAL SERVICES (12.7%)
965,000	Associates Corp. of North America	11/01/08	6.250	972,217
760,000	AXA Financial, Inc.	08/01/10	7.750	811,376
890,000	Bear Stearns Co., Inc.	08/15/11	5.500	869,435

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
$1,470,000	Bear Stearns Co., Inc.	02/01/12	5.350%	$1,433,354
650,000	Bear Stearns Co., Inc.	01/22/17	5.550	593,994
250,000	Calabash Re, Ltd.[1,2]	01/08/10	13.760	249,500
250,000	Capital One Bank	06/15/09	5.000	248,045
775,000	Cascadia, Ltd.[1,2]	06/13/08	8.485	775,023
935,000	CIT Group, Inc.	02/01/10	4.250	904,471
1,525,000	CIT Group, Inc.	07/28/11	5.800	1,521,851
800,000	Countrywide Home Loans, Inc.	12/19/07	4.250	794,858
2,540,000	Countrywide Home Loans, Inc.	09/15/09	4.125	2,446,147
250,000	East Lane Re, Ltd.[1,2]	05/06/11	11.355	249,300
500,000	Fhu-Jin, Ltd.1,2	08/10/11	9.255	505,455
1,415,000	FIA Card Services NA	06/15/12	6.625	1,482,423
1,575,000	General Electric Capital Corp.	03/04/08	4.125	1,564,586
2,195,000	Goldman Sachs Group, Inc.	01/15/12	6.600	2,269,667
2,460,000	HSBC Finance Corp.	11/27/12	6.375	2,505,434
2,425,000	International Lease Finance Corp.	09/01/10	4.875	2,387,890
970,000	Lehman Brothers Holdings, Inc.	02/06/12	5.250	946,439
250,000	Longpoint Re, Ltd.1,2	05/08/10	10.609	249,875
215,000	Lukoil International Finance BV2	06/07/17	6.356	202,444
2,400,000	Merrill Lynch & Co., Inc.	07/25/11	5.770	2,424,677
1,920,000	Morgan Stanley	04/01/14	4.750	1,800,259
250,000	Mystic Re, Ltd.[1,2]	12/05/08	11.660	246,900
500,000	Redwood Capital IX, Ltd.[1,2]	01/09/08	12.110	503,650
250,000	Spinnaker Capital, Ltd.[1,2]	06/20/08	9.860	249,650
500,000	Successor Euro Wind, Ltd.[1,2]	12/06/08	11.110	509,900
2,285,000	Textron Financial Corp.	02/03/11	5.125	2,279,324
320,000	Travelers Cos., Inc.	06/15/12	5.375	320,369
1,115,000	Unilever Capital Corp.	11/01/10	7.125	1,174,937
640,000	Vita Capital, Ltd.[1,2]	01/01/10	6.760	642,618
34,136,068

ENTERTAINMENT (0.5%)
€1,000,000	Carnival, Plc.	11/27/13	4.250	1,312,189

FINANCE (1.6%)
$760,000	Capital One Financial Corp.	02/21/12	4.800	726,915
750,000	iStar Financial, Inc.[1]	09/15/09	5.700	751,245
3,596,000	SLM Corp.[1]	01/31/14	4.690	2,892,802
4,370,962

FOOD (0.8%)
680,000	ConAgra Foods, Inc.	09/15/11	6.750	705,312
270,000	Hershey Co.	09/01/11	5.300	268,524
1,270,000	Safeway, Inc.	11/01/08	4.125	1,251,923
2,225,759

FOREST PRODUCTS & PAPER (0.3%)
600,000	Bowater, Inc.[1]	03/15/10	8.360	567,000
127,000	International Paper Co.	10/30/12	5.850	126,492
693,492

GAS (0.3%)
660,000	Sempra Energy	02/01/13	6.000	672,274

HEALTHCARE PRODUCTS (0.3%)
940,000	Amgen, Inc.[2]	06/01/17	5.850	924,764

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

CORPORATE BONDS (continued)
HEALTHCARE SERVICES (0.9%)
$355,000	UnitedHealth Group, Inc.[2]	06/15/17	6.000%	$355,762
1,142,000	WellPoint, Inc.	09/01/07	3.500	1,140,015
960,000	Wellpoint, Inc.	06/15/17	5.875	953,874
2,449,651

HOUSEHOLD PRODUCTS/WARES (0.5%)
605,000	Fortune Brands, Inc.	01/15/11	5.125	598,946
790,000	Kimberly-Clark Corp.	08/01/17	6.125	795,565
1,394,511

INDUSTRIAL (1.1%)
1,000,000	Allied Waste North America, Inc.	05/15/16	7.125	950,000
600,000	Embraer Overseas, Ltd.	01/24/17	6.375	585,780
415,000	Honeywell International, Inc.	03/15/16	5.400	409,082
1,090,000	Masco Corp.	10/03/16	6.125	1,060,519
3,005,381

INSURANCE (1.3%)
480,000	Commerce Group, Inc.	12/09/13	5.950	469,919
700,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	673,639
480,000	Hartford Financial Services Group, Inc.	10/15/16	5.500	471,352
1,240,000	MetLife, Inc.	12/01/11	6.125	1,272,534
760,000	XL Capital, Ltd.	09/15/14	5.250	726,839
3,614,283

MEDIA (1.6%)
1,240,000	Comcast Corp.	03/15/11	5.500	1,235,026
850,000	COX Communications, Inc.	10/01/12	7.125	887,025
335,000	Time Warner Cable, Inc.[2]	05/01/17	5.850	323,070
1,830,000	Time Warner, Inc.	04/15/11	6.750	1,896,660
4,341,781

OIL & GAS (1.5%)
600,000	GAZ Capital[2]	11/22/16	6.212	569,280
1,250,000	Halliburton Co.	10/15/10	5.500	1,252,760
1,250,000	Pemex Project Funding Master Trust	02/01/09	7.875	1,286,562
255,000	Pemex Project Funding Master Trust	12/15/14	7.375	270,561
625,000	Petronas Capital, Ltd.[2]	05/22/12	7.000	657,257
4,036,420

PHARMACEUTICALS (0.4%)
1,110,000	WYETH	03/15/11	6.950	1,169,765

REAL ESTATE (0.3%)
680,000	Brookfield Asset Management, Inc.	06/15/12	7.125	719,079

REITS (0.4%)
650,000	Simon Property Group LP	06/15/08	7.000	656,987
455,000	Simon Property Group LP	09/01/11	5.600	455,469
1,112,456

RETAIL (0.1%)
315,000	Lowe's Cos, Inc.	10/15/16	5.400	300,853

SAVINGS & LOANS (0.4%)
1,100,000	Washington Mutual, Inc.	01/15/09	4.000	1,077,387

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

CORPORATE BONDS (continued)
SEMICONDUCTORS (0.2%)
$525,000	National Semiconductor Corp.	06/15/12	6.150%	$527,144

TELECOMMUNICATIONS (3.9%)
345,000	America Movil SAB de CV Series L	03/01/09	4.125	336,074
555,000	AT&T, Inc.	09/15/09	4.125	541,396
1,500,000	AT&T, Inc.	03/15/11	6.250	1,533,769
400,000	AT&T, Inc.	09/15/14	5.100	378,835
1,300,000	Deutsche Telekom International Finance BV	06/15/10	8.000	1,388,672
600,000	Digicel, Ltd.[2]	09/01/12	9.250	606,000
355,000	France Telecom SA	03/01/11	7.750	381,171
305,000	GTE California, Inc.	05/01/08	7.000	308,428
1,025,000	GTE California, Inc.	01/15/09	5.500	1,026,759
575,000	KT Corp.[2]	07/15/15	4.875	537,175
96,000	Motorola, Inc.	11/15/10	7.625	101,151
1,120,000	New Cingular Wireless Services, Inc.	03/01/11	7.875	1,204,053
1,100,000	Sprint Capital Corp.	01/30/11	7.625	1,156,541
480,000	Telecom Italia Capital SA	01/15/10	4.000	462,674
510,000	Verizon Communications, Inc.	04/01/17	5.500	488,795
10,451,493

TRANSPORTATION (0.2%)
535,000	MISC Capital Ltd.[2]	07/01/09	5.000	532,352

UTILITIES (0.4%)
455,000	Dominion Resources, Inc.	12/15/10	4.750	445,349
580,000	Midamerican Energy Co.	07/15/12	5.650	586,156
1,031,505

Total Corporate Bonds
(Identified cost $92,776,566)	91,590,623

FOREIGN GOVERNMENT BONDS (2.0%)
EGP	5,700,000	Arab Republic of Egypt[2]	07/18/12	8.750	1,022,851
$480,000	Mexico Government International Bond	01/16/13	6.375	495,840
250,000	Oriental Republic of Uruguay	03/21/36	7.625	266,250
850,000	Republic of Colombia	01/27/17	7.375	906,100
400,000	Republic of Indonesia	10/12/35	8.500	452,504
560,000	Republic of Philippines	01/15/19	9.875	685,272
1,393,000	Russian Federation[2]	03/31/30	7.500	1,526,171
Total Foreign Government Bonds
(Identified cost $5,403,607)	5,354,988

MUNICIPAL BOND (0.5%)
1,310,000	Mississippi Development Bank	07/01/12	5.240	1,317,821
Total Municipal Bond
(Identified cost $1,310,000)	1,317,821

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.3%)
57,227	Federal Home Loan Mortgage Corp.	08/15/13	4.000	56,572
173,901	Federal Home Loan Mortgage Corp.	08/15/13	4.500	172,352
175,000	Federal Home Loan Mortgage Corp.	05/15/28	5.500	175,168
180,000	Federal Home Loan Mortgage Corp.	01/15/29	5.500	179,183
105,000	Federal Home Loan Mortgage Corp.	10/15/34	5.500	103,175
250,000	Federal National Mortgage Assoc.	05/01/08	3.720	247,851
59,185	Federal National Mortgage Assoc.	04/01/17	6.500	60,388
166,015	Federal National Mortgage Assoc.	03/01/20	4.500	158,323
148,980	Federal National Mortgage Assoc.	10/25/21	6.000	150,499
7,426	Federal National Mortgage Assoc.	12/01/28	7.500	7,779
4,506	Federal National Mortgage Assoc.	04/01/29	7.500	4,720
5,283	Federal National Mortgage Assoc.	04/01/29	7.500	5,534
16,458	Federal National Mortgage Assoc.	12/01/30	7.500	17,232
1,129,338	Federal National Mortgage Assoc.	01/25/31	6.000	1,128,124
270,000	Federal National Mortgage Assoc.	03/25/31	5.500	267,743
233,924	Federal National Mortgage Assoc.	07/01/32	7.000	242,427
129,544	Federal National Mortgage Assoc.	10/01/33	6.000	129,029
79,865	Federal National Mortgage Assoc.	11/25/33	5.500	79,447

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

Principal	Maturity	Interest
Amount	Date	Rate	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$130,913	Federal National Mortgage Assoc.	03/01/34	4.500%	$119,627
600,344	Federal National Mortgage Assoc.[1]	07/01/36	5.739	602,385
1,064,756	Federal National Mortgage Assoc.[1]	09/01/36	5.817	1,069,786
1,414,403	Federal National Mortgage Assoc.[1]	01/01/37	5.526	1,413,077
112,341	Federal National Mortgage Assoc.	02/25/44	5.950	112,176
5,300,000	Federal National Mortgage Assoc. (TBA 30 YR)	08/01/37	6.500	5,353,000
10,000,000	Federal National Mortgage Assoc. (TBA 30YR)	08/01/37	5.000	9,378,120
13,850,000	Federal National Mortgage Assoc. (TBA 30YR)	08/01/37	5.500	13,373,906
1,643,070	FHLMC Non Gold Guaranteed[1]	04/01/36	5.405	1,639,087
362,144	FHLMC Non Gold Guaranteed[1]	12/01/36	5.445	359,762
674,746	FHLMC Non Gold Guaranteed[1]	01/01/37	5.506	670,868
1,123,889	FHLMC Non Gold Guaranteed[1]	02/01/37	5.512	1,118,134
562,572	Freddie Mac Gold Pool	05/01/19	4.000	524,146
1,871,809	Freddie Mac Gold Pool	05/01/19	4.000	1,743,955
1,051,500	Freddie Mac Gold Pool	12/01/19	4.000	979,678
3,094,710	Freddie Mac Gold Pool	02/01/20	4.000	2,883,328
1,508,164	Freddie Mac Gold Pool	10/01/34	5.500	1,463,371
179,140	Freddie Mac Gold Pool	11/01/35	5.000	168,527
136,202	Freddie Mac Gold Pool	12/01/35	5.000	128,132
102,257	Freddie Mac Gold Pool	12/01/35	5.000	96,199
77,761	General National Mortgage Assoc.[1]	08/20/29	5.500	78,519
Total U.S. Government Agency Obligations
(Identified cost $46,870,371)	46,461,329

U.S. TREASURY NOTES AND BONDS (8.1%)
5,000,000	U.S. Treasury Bonds	02/15/17	4.625	4,935,545
10,500,000	U.S. Treasury Bonds	02/15/31	5.375	11,084,881
3,293,010	United States Treasury Inflation Indexed Bonds[3]	04/15/10	0.875	3,137,363
2,577,900	United States Treasury Inflation Indexed Bonds	01/15/27	2.375	2,552,121
Total U.S. Treasury Notes and Bonds
(Identified cost $21,638,223)	21,709,910

COMMERCIAL PAPER (18.6%)
2,500,000	Avon Capital Corp.	08/13/07	5.280	2,495,617
2,500,000	BASF AG	09/07/07	5.291	2,486,510
2,500,000	Estee Lauder Cos.	08/06/07	5.275	2,498,170
3,000,000	ING US Funding LLC	10/09/07	5.301	2,969,928
2,500,000	Kittyhawk Funding Corp.	08/15/07	5.293	2,494,876
2,500,000	Lowe's Cos., Inc.	08/13/07	5.270	2,495,617
2,500,000	MMI Corp.	08/06/07	5.292	2,498,170
2,500,000	National Australia Funding Delaware, Inc.	08/07/07	5.281	2,497,808
1,000,000	NYSE Euronext	08/24/07	5.295	996,640
9,450,000	RaboBank USA Financial Corp.	08/01/07	5.321	9,450,000
9,450,000	Societe Generale	08/01/07	5.341	9,450,000
2,250,000	Southern Co.	08/06/07	5.285	2,248,353
5,000,000	UBS Finance Delaware LLC	08/01/07	5.285	5,000,000
2,500,000	Variable Funding Capital Co., LLC	08/03/07	5.288	2,499,268
Total Commercial Paper
(Identified cost $50,080,957)	50,080,957

TOTAL INVESTMENTS (Identified cost $285,476,287)[4]	105.3%	$283,291,404
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS	(5.3)	(14,295,022)
NET ASSETS	100.0%	$268,996,382

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars)

[1] Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The
The yield shown represents the July 31, 2007 coupon rate.

[2] Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Total market value of 144A securities owned at July 31, 2007 was $14,836,872, or 5.5% of net assets

[5] Security held as collateral on futures contracts.

[6] The aggregate cost for federal income tax purposes is $285,476,287, the aggregate gross unrealized appreciation is $1,783,542, and the aggregate gross unrealized depreciation is $3,968,425, resulting in net unrealized depreciation of $2,184,883.

A summary of obligations under open forward foreign currency exchange contracts outstanding at
July 31, 2007 is as follows:

Unrealized
Notional Appreciation/
Description Contracts Value (Depreciation)
Buy Contracts:
Australian Dollars, settling 08/30/07 184,264 184,804 $ 540
Australian Dollars, settling 08/30/07 1,693,703 1,689,932 (3,771)
Brazilian Reals settling 08/30/07 2,841,907 2,854,003 12,096
Canadian Dollars, settling 08/30/07 2,052,826 2,042,186 (10,640)
China Renminbi settling 08/30/07 2,569,037 2,558,331 (10,706)
Euro settling 08/30/07 3,013,201 3,026,605 13,404
GBP British Pound settling 08/30/07 2,732,140 2,739,335 7,195
Hungarian Forinth settling 08/30/07 864,136 838,975 (25,161)
Indonesian Rupiah settling 08/30/07 847,478 846,835 (643)
Japanese Yen settling 08/30/07 1,796,164 1,791,259 (4,905)
New Zealand Dollar settling 08/30/07 1,611,000 1,603,608 (7,392)
New Zealand Dollar settling 08/30/07 1,206,472 1,208,612 2,140
Norwegian Krone settling 08/30/07 973,404 983,732 10,328
Swedish Krona settling 08/30/07 2,088,178 2,098,627 10,449
Swiss Franc settling 08/30/07 360,940 363,489 2,549

Sell Contracts:
Australian Dollars, settling 05/30/07 (151,771) (152,015) $ (244)
Canadian Dollars settling 08/30/07 (1,930,417) (1,916,722) 13,695
Chelean Peso settling 08/30/07 (880,550) (883,334) (2,784)
Czech Koruna settling 08/30/07 (879,006) (882,825) (3,819)
Euro settling 08/30/07 (4,755,171) (4,777,253) (22,082)
GBP British Pound settling 08/30/07 (2,363,993) (2,369,898) (5,905)
Japanese Yen settling 08/30/07 (1,419,443) (1,417,934) 1,509
Norwegian Krone settling 08/30/07 (1,385,202) (1,401,207) (16,005)
New Zealand Dollar settling 08/30/07 (955,404) (948,590) 6,814
New Zealand Dollar settling 08/30/07 (142,551) (142,977) (426)
Swedish Krona settling 08/30/07 (2,505,181) (2,511,993) (6,812)
Taiwan Dollar settling 08/30/07 (865,400) (867,358) (1,958)
_ $(42,534)_

A summary of obligations under open futures contracts at July 31, 2007 is as follows:

Unrealized
Expiration Base Contract Appreciation/
Position Date Contracts Note/Bond Value (Depreciation)
Long 06/2009 130 90 Day Euro $30,884,750 $ (73,125)
Long 12/2008 125 90 Day Euro $29,732,813 $ 23,875
Short 09/2007 (155) U.S. 2Yr Treasury Note $(31,765,313) $(212,657)
Short 09/2007 (660) U.S. 5Yr Treasury Note $(69,609,375) $(526,795)
$ (788,702)

As of July 31, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars unless otherwise noted)

At July 31, 2007, the Fund had the following open swap agreements:

Amount Due
Notional from (to) Broker
Amount Description at Value

GBP	5,600,000	Agreement with JP Morgan terminating 03/13/17 to pay a fixed rate of 5.170% interest and receive the 6 months LIBOR paid semi-annually.	$ 553,937

JPY	950,900,000	Agreement with JP Morgan terminating 03/13/12 to pay a fixed rate of 1.295% interest and receive the 6 months Yen LIBOR paid semi-annually.	(71,098)

SEK	95,500,000	Agreement with Goldman Sachs terminating 03/13/12 to pay a fixed rate of 4.1175% interest and receive the 3 months STIBOR paid quarterly.	(250,349)

$25,000,000	Agreement with Morgan Stanley terminating 03/14/11 to pay a fixed rate of 5.254% interest and receive the 3 months U.S. Treasury rate paid quarterly.	60,000

30,000,000	Agreement with Citigroup terminating 05/11/11 to pay a fixed rate of 5.488% interest and receive the 3 months U.S. Treasury rate paid quarterly.	300,000

10,000,000	Agreement with Goldman Sachs terminating 05/16/16 to pay a fixed rate of 5.703% interest and receive the 3 months U.S. Treasury rate paid quarterly.	164,000

26,500,000	Agreement with JP Morgan to receive 0.350% interest in exchange for providing protection against default on an index of 125 North American Investment Grade Corporate Entities.	(399,360)

750,000	Agreement with JP Morgan to receive 1.850% interest in exchange for providing protection against default on a government bond from the Republic of Argentina.	(56,875)

2,600,000	Agreement with JP Morgan to receive 0.370% interest in exchange for providing protection against default on a bond issued by Lehman Brothers FSB.	(54,488)

25,000,000	Agreement with Goldman Sachs terminating 09/11/2011 to pay a fixed rate of 5.205% interest and receive the 3 months U.S. Treasury rate paid quarterly.	(10,000)
13,000,000	Agreement with Lehman Brothers to receive 3.250% interest in exchange for providing protection against the default of an index of the bonds of 100 non investment grade entities based in North America.	(892,715)

13,000,000	Agreement with Goldman Sachs to pay 3.250% interest in exchange for receiving protection against the default of an index of the bonds of 100 non investment grade entities based in North America.	746,464

1,500,000	Agreement with JP Morgan to pay 0.690% interest in exchange for receiving protection against default on a government bond from the Federative Republic of Brazil.	28,431

2,600,000	Agreement with Goldman Sachs to pay 2.030% interest in exchange for receiving protection against default on a bond from SLM Corp.	199,986

5,000,000	Agreement with Goldman Sachs terminating 08/22/2016 to pay 3.095% interest and receive the United Kingdom Retail Price Index.	(131,784)

10,000,000	Agreement with Barclays terminating 09/22/2008 to pay 2.930% interest and receive the United Kingdom Retail Price Index.	233,574

25,000,000	Agreement with Lehman terminating 08/01/2007 to pay the change in the Lehman CMBS Investment Grade 8.5 year+ index on maturity date.	(661,905)

10,000,000	Agreement with Lehman terminating 01/01/2008 to receive USD LIBOR and pay the United Kingdom Retail Price Index.	(140,322)

7,000,000	Agreement with JP Morgan to pay 0.500% interest in exchange for receiving protection against default on a bond from Waste Management, Inc.	(12,521)

15,000,000	Agreement with JP Morgan terminating 05/16/12 to pay the 3 month US Treasury rate in exchange for receiving a fixed rate of 5.0875% paid semi-annually.	(108,000)

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2007 (unaudited)
(expressed in U.S. dollars unless otherwise noted)

8,750,000	Agreement with JP Morgan terminating 05/18/17 to pay the 3 month US Treasury rate in exchange for receiving a fixed rate of 5.245% paid semi-annually.	$(172,375)

32,000,000	Agreement with JP Morgan terminating 05/18/12 to pay the 3 month US Treasury rate in exchange for receiving a fixed rate of 5.101 paid semi-annually.	(217,600)

700,000	Agreement with JP Morgan to receive 0.280% interest in exchange for providing protection against default on a bond from Morgan Stanley.	(14,892)

650,000	Agreement with Lehman Brothers to pay 1.750% interest in exchange for receiving protection against default on a bond issued by Owens-Illinois.	(53,016)

650,000	Agreement with Lehman Brothers to pay 0.510% interest in exchange for receiving protection against default on a bond from Century Tel.	6,610

650,000	Agreement with Lehman Brothers to pay 0.560% interest in exchange for receiving protection against default on a bond from Murphy Oil.	9,673

650,000	Agreement with Lehman Brothers to pay 0.370% interest in exchange for receiving protection against default on a bond from Marriot Intl.	4,233

3,650,000	Agreement with Lehman Brothers to pay 0.155% interest in exchange for receiving protection against default on a bond issued by Citigroup.	40,264

3,650,000	Agreement with Lehman Brothers to pay 0.165% interest in exchange for receiving protection against default on a bond issued by American Express.	35,588

3,650,000	Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving protection against default on a bond issued by Wachovia Bank.	36,991

1,600,000	Agreement with Lehman Brothers to receive 0.640% interest in exchange for providing protection against default on a bond issued by Countrywide Financial Corp.	(55,894)

2,600,000	Agreement with Lehman Brothers to receive 0.280% interest in exchange for providing protection against default on a bond issued by Goldman Sachs.	(55,783)

3,650,000	Agreement with Lehman Brothers to pay 0.160% interest in exchange for receiving protection against default on a bond issued by Bank of America.	37,936
$ (901,290)
LIBOR - London Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate

As of July 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
€ - Euro
EGP - Egyptian Pound
GBP – British Pound
JPY – Japanese Yen
SEK – Swedish Krona

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 9/07.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           BBH TRUST
                                                      -----------------------------

By (Signature and Title)*   /s/ John A. Nielsen
                               ---------------------------
                                      John A. Nielsen
                          President
                                     (Principal Executive Officer)

Date:  September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/  Charles H. Schreiber
                               -------------------------
                                  Charles H. Schreiber, Treasurer
                                  (Principal Financial Officer)

Date: September 28, 2007

* Print name and title of each signing officer under his or her signature.